OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516


                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer America Income Trust
         Schedule of Investments  3/31/05 (unaudited)

Principal
 Amount                                                               Value
         COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
         Government - 0.3 %
$750,000 GNR 2005-13 JA, 4.5%, 7/20/34                                 721,874
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost   $751,858)                                             721,874

         U.S. GOVERNMENT & AGENCY OBLIGATIONS - 98.6 %
 884,137 Government National Mortgage Association, 4.50%, 8/15/33      847,668
 421,051 Government National Mortgage Association, 4.50%, 8/15/19      415,173
1,929,337Government National Mortgage Association, 4.50%, 6/15/34    1,849,117
1,481,043Government National Mortgage Association, 4.50%, 6/15/34    1,419,463
 621,281 Government National Mortgage Association, 4.5%, 4/15/18       613,719
 222,753 Government National Mortgage Association, 4.5%, 12/15/19      219,644
 748,009 Government National Mortgage Association, 4.5%, 1/15/35       716,646
 947,965 Government National Mortgage Association, 5.0%, 7/15/19       957,631
 494,882 Government National Mortgage Association, 5.0%, 2/15/20       499,753
 852,165 Government National Mortgage Association, 5.0%, 12/20/18      858,883
 495,728 Government National Mortgage Association, 5.0%, 1/20/20       498,870
1,665,490Government National Mortgage Association, 5.0%, 2/15/19     1,682,473
 932,534 Government National Mortgage Association, 5.5%, 10/15/33      942,103
 696,912 Government National Mortgage Association, 5.5%,  10/15/33     704,063
1,885,615Government National Mortgage Association, 5.5%, 7/15/19     1,939,335
 679,352 Government National Mortgage Association, 5.5%, 10/15/19      698,706
5,083,954Government National Mortgage Association, 5.5%, 11/20/34    5,128,413
1,259,447Government National Mortgage Association, 5.5%, 8/15/33     1,272,370
3,055,724Government National Mortgage Association, 5.5%, 5/15/33     3,087,079
 865,991 Government National Mortgage Association, 5.5%, 1/15/29       877,087
2,284,931Government National Mortgage Association, 5.5%, 2/15/19     2,350,673
2,416,471Government National Mortgage Association, 5.5%, 11/15/34    2,440,624
2,715,623Government National Mortgage Association, 5.50%, 9/15/33    2,743,488
 284,624 Government National Mortgage Association, 5.50%, 6/15/18      292,809
3,327,093Government National Mortgage Association, 5.50%, 7/15/33    3,361,233
 490,405 Government National Mortgage Association, 5.5%, 10/15/34      495,307
 748,102 Government National Mortgage Association, 5.5%, 1/15/35       738,710
4,684,561Government National Mortgage Association, 5.5%, 11/15/34    4,731,383
 324,527 Government National Mortgage Association, 5.5%, 9/15/33       328,262
3,307,381Government National Mortgage Association, 5.5%, 4/15/34     3,340,438
 432,685 Government National Mortgage Association, 5.50%, 4/15/19      445,012
 571,153 Government National Mortgage Association, 5.50%, 4/15/31      577,732
 931,649 Government National Mortgage Association, 5.5%, 7/15/19       958,190
1,345,561Government National Mortgage Association, 5.5%, 10/15/34    1,359,010
1,404,436Government National Mortgage Association, 6.00%, 11/15/32   1,446,290
1,490,343Government National Mortgage Association, 6.00%, 11/15/32   1,538,585
1,312,505Government National Mortgage Association, 6.00%,12/15/32    1,357,855
 555,844 Government National Mortgage Association, 6.00%,12/15/32      575,188
 366,150 Government National Mortgage Association, 6.00%, 12/15/32     376,929
 712,379 Government National Mortgage Association, 6.00%, 2/15/33      732,554
1,209,307Government National Mortgage Association, 6.00%, 2/15/33    1,243,555
 826,141 Government National Mortgage Association, 6.00%, 2/15/33      849,537
 453,110 Government National Mortgage Association, 6.0%, 3/15/33       465,943
 464,049 Government National Mortgage Association, 6.00% 01/15/33      477,190
 399,957 Government National Mortgage Association, 6.0%, 4/15/33       411,284
 892,919 Government National Mortgage Association, 6.0%, 3/15/34       918,021
 916,657 Government National Mortgage Association, 6.00%, 6/15/34      942,426
 468,018 Government National Mortgage Association, 6.00%, 9/15/34      481,175
 450,745 Government National Mortgage Association, 6.00%, 8/15/34      463,867
 210,541 Government National Mortgage Association, 6.0%, 10/15/32      216,739
1,266,589Government National Mortgage Association, 6.0%, 5/15/17     1,314,010
1,266,325Government National Mortgage Association, 6.00%, 12/15/32   1,308,314
 214,110 Government National Mortgage Association, 6.00%, 11/15/32     220,413
 789,864 Government National Mortgage Association, 6.00%, 3/15/33      812,233
 844,355 Government National Mortgage Association, 6.0%, 12/15/32      870,673
 183,589 Government National Mortgage Association, 6.0%, 12/15/32      188,994
 204,716 Government National Mortgage Association, 6.00%, 11/15/32     210,743
 945,260 Government National Mortgage Association, 6.0%, 9/15/32       973,088
 550,172 Government National Mortgage Association, 6.0%, 10/15/32      566,369
1,161,464Government National Mortgage Association, 6.0%, 2/15/33     1,194,357
 471,892 Government National Mortgage Association, 6.0%, 12/15/32      487,676
1,810,761Government National Mortgage Association, 6.0%, 1/15/33     1,876,550
 258,200 Government National Mortgage Association, 6.00%, 3/15/33      265,512
 419,011 Government National Mortgage Association, 6.0%, 10/15/32      431,346
1,740,934Government National Mortgage Association, 6.0%, 10/15/32    1,792,185
4,674,517Government National Mortgage Association, 6.0%, 11/20/33    4,799,603
3,846,721Government National Mortgage Association, 6.0%, 12/20/33    3,949,609
 453,946 Government National Mortgage Association, 6.0%, 7/20/19       469,472
1,136,969Government National Mortgage Association, 6.00%, 1/20/33    1,167,394
1,352,907Government National Mortgage Association, 6.0%, 10/20/33    1,393,734
 174,789 Government National Mortgage Association, 6.0%, 2/15/33       179,739
 993,551 Government National Mortgage Association, 6.0%, 8/15/34     1,021,483
 466,645 Government National Mortgage Association, 6.0%, 5/15/33       479,860
 123,590 Government National Mortgage Association, 6.0%, 1/15/24       127,690
1,357,790Government National Mortgage Association, 6.00%, 10/15/32   1,397,762
1,242,470Government National Mortgage Association, 6.0%, 9/15/32     1,279,047
1,191,629Government National Mortgage Association, 6.0%, 10/15/32    1,233,010
1,537,513Government National Mortgage Association, 6.00%, 11/15/32   1,589,076
1,268,036Government National Mortgage Association, 6.00%, 12/15/32   1,312,165
1,832,359Government National Mortgage Association, 6.00%, 1/15/33    1,898,186
1,471,047Government National Mortgage Association, 6.00%, 4/15/33    1,523,115
 692,862 Government National Mortgage Association, 6.00%, 1/15/33      713,318
 798,228 Government National Mortgage Association, 6.0%,10/15/32       821,727
3,216,305Government National Mortgage Association, 6.0%, 11/15/32    3,323,695
1,456,323Government National Mortgage Association, 6.0%, 10/15/34    1,497,264
 476,945 Government National Mortgage Association, 6.0%, 10/15/34      490,353
 403,998 Government National Mortgage Association, 6.00%, 10/15/34     415,355
 526,410 Government National Mortgage Association, 6.00%, 9/15/33      541,318
1,186,368Government National Mortgage Association, 6.00%, 11/15/33   1,219,966
  28,812 Government National Mortgage Association, 6.00%, 10/15/28      29,688
 654,596 Government National Mortgage Association, 6.5%, 4/15/33       684,006
 301,877 Government National Mortgage Association, 6.50%, 1/15/32      315,683
 209,229 Government National Mortgage Association, 6.50%, 1/15/32      218,798
  92,712 Government National Mortgage Association, 6.50%, 2/15/32       96,952
  55,068 Government National Mortgage Association, 6.50%, 6/15/31       57,585
  16,187 Government National Mortgage Association, 6.5%, 10/15/33       16,914
 382,442 Government National Mortgage Association, 6.50%, 2/15/32      399,933
 315,403 Government National Mortgage Association, 6.50%, 2/15/32      329,828
 142,546 Government National Mortgage Association, 6.50%, 2/15/32      149,065
  19,476 Government National Mortgage Association, 6.50% 10/15/31       20,367
 237,822 Government National Mortgage Association, 6.5%, 4/15/17       249,440
  90,806 Government National Mortgage Association, 6.5%, 1/15/32        94,958
 138,297 Government National Mortgage Association, 6.5%, 4/15/32       144,622
  82,792 Government National Mortgage Association, 6.5%, 6/15/32        86,579
 473,191 Government National Mortgage Association, 6.5%, 9/15/32       494,831
 214,630 Government National Mortgage Association, 6.50%, 2/15/32      224,446
 113,338 Government National Mortgage Association, 6.5%, 6/15/32       118,522
 220,814 Government National Mortgage Association, 6.50%, 4/15/32      230,913
 156,453 Government National Mortgage Association, 6.5%, 5/15/32       163,608
  93,645 Government National Mortgage Association, 6.50%, 5/15/32       97,928
 177,573 Government National Mortgage Association, 6.5%, 6/15/17       186,247
 621,202 Government National Mortgage Association, 6.50%, 7/15/32      649,612
 479,293 Government National Mortgage Association, 6.5%, 8/15/32       503,457
 204,299 Government National Mortgage Association, 6.50%, 7/15/32      213,643
 234,412 Government National Mortgage Association, 6.50%, 3/15/29      245,237
 464,272 Government National Mortgage Association, 6.50%, 2/15/28      486,025
 165,354 Government National Mortgage Association, 6.50%, 8/15/28      173,101
  87,165 Government National Mortgage Association, 6.50%,  5/15/29      91,190
 432,153 Government National Mortgage Association, 6.5%, 2/15/32       451,917
  43,787 Government National Mortgage Association, 6.50%, 6/15/31       45,788
 457,299 Government National Mortgage Association, 6.5%, 7/15/31       478,205
1,188,664Government National Mortgage Association, 6.50%, 1/15/32    1,248,681
  74,118 Government National Mortgage Association, 6.50%, 5/15/32       77,508
 467,416 Government National Mortgage Association, 6.5%, 8/15/32       488,792
 222,256 Government National Mortgage Association, 6.50%, 6/15/32      233,461
  14,020 Government National Mortgage Association, 6.5%, 6/15/31        14,661
1,024,753Government National Mortgage Association, 6.5%, 4/15/32     1,071,619
 720,007 Government National Mortgage Association, 6.50%, 5/15/32      752,935
 285,260 Government National Mortgage Association, 6.5%, 12/15/31      298,301
 201,912 Government National Mortgage Association, 6.50%, 9/15/31      211,142
 100,858 Government National Mortgage Association, 6.50%, 6/15/28      105,598
 595,233 Government National Mortgage Association, 6.5%, 3/15/28       623,285
 195,193 Government National Mortgage Association, 6.50%, 4/20/31      203,502
 288,970 Government National Mortgage Association, 6.5%, 10/15/28      302,509
 795,692 Government National Mortgage Association, 6.5%, 3/15/32       832,082
 167,195 Government National Mortgage Association, 6.50%, 4/15/28      175,029
 308,860 Government National Mortgage Association, 6.50%, 4/15/28      323,365
 139,249 Government National Mortgage Association, 6.50%, 8/15/31      145,615
 431,819 Government National Mortgage Association, 6.50%, 3/15/29      451,761
  85,480 Government National Mortgage Association, 6.50%, 6/15/29       89,427
 195,706 Government National Mortgage Association, 6.50%, 6/15/31      204,652
 292,192 Government National Mortgage Association, 6.50%, 9/15/31      305,550
 199,656 Government National Mortgage Association, 7.00%, 5/15/29      211,352
 114,786 Government National Mortgage Association, 7.0%, 6/15/29       121,510
 254,855 Government National Mortgage Association, 7.00%, 7/15/28      269,957
 188,501 Government National Mortgage Association, 7.00%, 3/15/28      199,601
 225,328 Government National Mortgage Association, 7.00%, 2/15/28      238,596
 160,375 Government National Mortgage Association, 7.0%, 1/15/30       169,790
 110,828 Government National Mortgage Association, 7.0%, 11/15/26      117,607
 233,134 Government National Mortgage Association, 7.0%, 4/15/28       246,862
 211,729 Government National Mortgage Association, 7.0%, 2/15/32       223,855
 580,276 Government National Mortgage Association, 7.0%, 3/15/32       613,509
 119,851 Government National Mortgage Association, 7.00%, 7/15/29      126,872
 211,203 Government National Mortgage Association, 7.0%, 4/15/29       223,576
  58,381 Government National Mortgage Association, 7.00%, 11/15/31      61,727
 205,630 Government National Mortgage Association, 7.00%, 4/15/32      217,407
  64,929 Government National Mortgage Association, 7.0%, 10/15/31       68,651
 131,024 Government National Mortgage Association, 7.0%, 9/15/29       138,700
 211,258 Government National Mortgage Association, 7.00%, 11/15/29     223,635
 141,778 Government National Mortgage Association, 7.0%, 2/15/31       149,906
 181,873 Government National Mortgage Association, 7.0%, 1/15/31       192,299
  94,244 Government National Mortgage Association, 7.0%, 6/15/31        99,647
  81,165 Government National Mortgage Association, 7.00%, 4/15/31       85,817
 257,385 Government National Mortgage Association, 7.00%, 9/15/31      272,140
 219,681 Government National Mortgage Association, 7.00%, 10/15/16     232,146
  56,109 Government National Mortgage Association, 7.0%, 5/15/31        59,326
 338,688 Government National Mortgage Association, 7.00%, 7/15/25      359,897
 672,898 Government National Mortgage Association, 7.00%, 9/15/24      715,113
  35,328 Government National Mortgage Association, 7.50%, 2/15/31       37,887
  77,368 Government National Mortgage Association, 7.50%, 6/15/29       83,062
  12,969 Government National Mortgage Association, 7.5%, 9/15/30        13,911
 204,386 Government National Mortgage Association, 7.50% 12/15/31      219,193
 104,795 Government National Mortgage Association, 7.50%, 1/15/32      112,381
  16,065 Government National Mortgage Association, 7.5%, 11/15/32       17,228
 387,487 Government National Mortgage Association, 7.5%, 10/15/27      416,346
  30,190 Government National Mortgage Association, 7.5%, 8/15/29        32,393
  27,661 Government National Mortgage Association, 7.50%, 6/15/30       29,672
 245,729 Government National Mortgage Association, 7.5%, 11/15/30      263,592
 107,708 Government National Mortgage Association, 7.5%, 3/15/31       115,511
 181,334 Government National Mortgage Association, 7.5%, 3/15/32       194,461
 172,790 Government National Mortgage Association, 7.50%, 2/15/27      185,659
  22,036 Government National Mortgage Association, 7.50%, 8/15/29       23,644
 488,839 Government National Mortgage Association, 7.50%, 9/15/29      524,507
 285,345 Government National Mortgage Association, 8.00%, 12/15/29     307,679
 399,645 Government National Mortgage Association, 8.25%, 5/15/20      434,460
  71,451 Government National Mortgage Association, 8.50%, 7/15/24       78,706
   6,739 Government National Mortgage Association, 9.00%, 4/15/20        7,399
   5,185 Government National Mortgage Association, 9.00%, 10/15/16       5,652
   1,285 Government National Mortgage Association, 9.00%, 9/15/16        1,400
 112,014 Government National Mortgage Association, 10.00%, 1/15/19     126,079
  50,631 Government National Mortgage Association, 10.00%, 3/15/20      57,064
 237,422 Government National Mortgage Association I, 6.50%, 5/15/32    248,280
 365,089 Government National Mortgage Association I, 6.50%, 9/15/32    381,786
 412,698 Government National Mortgage Association I,  6.50%, 11/15/    431,565
  74,351 Government National Mortgage Association I, 7.0%, 12/15/30     78,644
 314,042 Government National Mortgage Association I, 7.0%, 12/15/30    332,174
 262,579 Government National Mortgage Association I, 7.50%, 8/15/23    279,053
 850,067 Government National Mortgage Association II, 5.00%, 2/20/1    855,792
2,999,176Government National Mortgage Association II, 5.50%, 2/20/3  3,025,404
5,579,820Government National Mortgage Association II, 5.50%, 3/20/3  5,628,615
2,450,593Government National Mortgage Association II, 5.5%, 7/20/19  2,512,755
 910,030 Government National Mortgage Association II, 6.00%, 12/20/    941,309
 545,299 Government National Mortgage Association II, 6.00%, 2/20/1    563,949
1,735,754Government National Mortgage Association II, 6.0%, 6/20/34  1,781,844
 312,599 Government National Mortgage Association II, 6.0%, 10/20/3    321,422
1,127,742Government National Mortgage Association II, 6.0%, 11/20/3  1,159,571
 321,726 Government National Mortgage Association II, 6.00%,7/20/17    332,768
2,089,102Government National Mortgage Association II, 6.0%, 3/20/33  2,145,005
 188,082 Government National Mortgage Association II, 6.5%, 1/20/24    196,812
 706,727 Government National Mortgage Association II, 6.5%, 3/20/34    736,203
 135,602 Government National Mortgage Association II, 6.50%, 6/20/3    141,375
 586,601 Government National Mortgage Association II, 6.50%, 10/20/    611,584
 693,698 Government National Mortgage Association II, 6.5%, 10/20/3    722,693
 547,684 Government National Mortgage Association II, 6.50%, 8/20/2    571,702
  98,790 Government National Mortgage Association II, 7.0%, 11/20/3    104,083
 101,899 Government National Mortgage Association II, 7.00%, 5/20/2    107,673
  30,282 Government National Mortgage Association II, 7.0%, 12/20/0     31,305
 150,783 Government National Mortgage Association II, 7.0%, 1/20/31    158,861
  66,444 Government National Mortgage Association II, 7.0%, 3/20/31     70,004
 266,031 Government National Mortgage Association II, 7.00%, 7/20/3    280,284
  65,515 Government National Mortgage Association II, 7.50%, 12/20/     70,011
  41,545 Government National Mortgage Association II, 7.50%, 6/20/3     44,396
     575 Government National Mortgage Association II, 8.00%, 5/20/2        618
  93,847 Government National Mortgage Association II, 8.00%, 3/20/3    100,743
   6,622 Government National Mortgage Association II, 9.00%, 4/20/2      7,262
  78,178 Government National Mortgage Association II, 9.00%, 11/20/     85,892
  16,651 Government National Mortgage Association II, 9.00%, 9/20/2     18,239
  40,882 Government National Mortgage Association II, 9.00%, 3/20/2     44,832
     974 Government National Mortgage Association II, 10.00%, 1/20/      1,008
 100,000 U.S  Treasury Bonds, 4.0%, 2/15/14                             96,504
1,300,000U.S. Treasury Bonds, 6.25%, 8/15/23                         1,513,637
 250,000 U.S. Treasury Bonds, 6.50%, 11/15/26                          303,496
10,270,00U.S. Treasury Bonds, 7.25%, 5/15/16                        12,593,988
 500,000 U.S. Treasury Bonds, 8.75%, 5/15/20                           710,996
3,100,000U.S. Treasury Bonds, 10.00%, 5/15/10                        3,125,913
1,500,000U.S. Treasury Notes, 1.125%, 6/30/05                        1,494,141
 500,000 U.S. Treasury Notes, 1.625%, 4/30/05                          499,531
2,700,000U.S. Treasury Notes, 3.50%, 11/15/06                        2,691,563
3,000,000U.S. Treasury Notes, 4.00%, 11/15/12                        2,928,750
2,000,000U.S. Treasury Notes, 4.25%, 11/15/14                        1,958,672
4,200,000U.S. Treasury Notes, 4.625%, 5/15/06                        4,250,366
 650,000 U.S. Treasury Notes, 4.75%, 11/15/08                          665,590
4,450,000U.S. Treasury Notes, 4.75%, 5/15/14                         4,533,438
1,750,000U.S Treasury Notes, 5.5%, 2/15/08                           1,824,580
2,000,000U.S Treasury Notes, 5.50%, 8/15/28                          2,172,656
2,300,000U.S. Treasury Notes, 5.75%, 11/15/05                        2,334,949
 250,000 U.S. Treasury Notes, 6.125%, 8/15/29                          294,463
1,100,000U.S. Treasury Notes, 6.25%, 2/15/07                         1,149,757
5,525,000U.S. Treasury Notes, 6.375%, 8/15/27                        6,637,984
13,800,00U.S. Treasury Notes, 6.50%, 2/15/10                        15,195,635
2,000,000U.S. Treasury Notes, 6.625%, 5/15/07                        2,113,360
                                                                   226,296,041
         TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
         (Cost   $227,161,488)                                     226,296,041

Principal
 Amount                                                               Value
         TEMPORARY CASH INVESTMENT - 0.9 %
         Repurchase Agreement - 0.9 %
$2,000,00UBS Warburg, Inc., 2.40%, dated 3/31/05, repurchase price of $2,000,000 plus accrued interest on 4/1/05 collateralized by $,1,911,000 U.S.
Treasury
         Bill, 5.625%, 5/15/08                                       2,000,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost   $2,000,000)                                         2,000,000

         TOTAL INVESTMENT IN SECURITIES - 99.8%
         (Cost   $229,913,346)(a)                                  229,017,915

         OTHER ASSETS AND LIABILITIES - 0.2%                          451,895

         TOTAL NET ASSETS - 100.0%                                 229,469,810

    (a) At March 31, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $231,423,860 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                 1,603,331

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (4,009,276)

         Net unrealized loss                                       (2,405,945)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.